CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 503,591	$ 317,959
Restricted cash	24,475	28,106
Short-term investments	25,597	0
Mortgage loans held for sale, at fair value	170,150	248,826
Other receivables, net	16,888	16,582
Property and equipment, net	16,454	30,430
Right-of-use assets	19,988	39,723
Internal use software and other intangible assets, net	38,126	61,996
Goodwill	32,390	17,388
Derivative assets, at fair value	1,716	3,048
Prepaid expenses and other assets	56,179	66,572
Bifurcated derivative	0	236,603
Loan commitment asset	0	16,119
Total Assets	905,554	1,083,352
Liabilities
Warehouse lines of credit	126,218	144,049
Convertible Notes	514,644	0
Pre-Closing Bridge Notes	0	750,000
Corporate line of credit, net	0	144,403
Customer Deposits	11,839	0
Accounts payable and accrued expenses	66,558	82,437
Escrow payable and other customer accounts	3,376	8,001
Derivative liabilities, at fair value	949	1,828
Convertible preferred stock warrants	0	3,096
Warrant and equity related liabilities, at fair value	2,331	0
Lease liabilities	31,202	57,508
Other liabilities (includes $390 and $440 payable to related parties as of December 31, 2023 and 2022, respectively)	25,837	59,933
Total Liabilities	782,954	1,251,255
Commitments and contingencies (see Note 15)
Convertible preferred stock, $0.0001 par value; none as of December 31, 2023; 602,405,839 shares authorized, 332,314,737 shares issued and outstanding and $420,472 liquidation preference as of December 31, 2022	0	436,280
Stockholders’ Equity (Deficit)
Common stock $0.0001 par value; 3,300,000,000 and 1,086,027,188 shares authorized as of December 31, 2023 and December 31, 2022, respectively, and 751,773,361 and 299,783,421 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	74	10
Notes receivable from stockholders	(10,111)	(53,225)
Additional paid-in capital	1,838,427	618,111
Accumulated deficit	(1,704,076)	(1,167,656)
Accumulated other comprehensive loss	(1,714)	(1,423)
Total Stockholders’ Equity (Deficit)	122,600	(604,183)
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)	$ 905,554	$ 1,083,352